Schedule of Convertible Note Payable Related Party (Details) (Parenthetical) - Promissory Note [Member] - John McCabe Investments LLC [Member]	Sep. 27, 2022 USD ($) $ / shares
Short-Term Debt [Line Items]
Debt instrument, face value | $	$ 750,000
Maturity date	Sep. 16, 2024
Debt interest rate	8.00%
Series B Common Stock [Member]
Short-Term Debt [Line Items]
Convertible conversion price | $ / shares	$ 15